GOLDMAN SACHS ETF TRUST

Goldman Sachs Access Municipal Bond ETF

Goldman Sachs Ultra Short Municipal Income ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated July 31, 2025 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 29, 2024, as supplemented to date

Effective immediately, Joseph Wenzel will begin serving as a portfolio manager for the Goldman Sachs Access Municipal Bond ETF. In addition, Scott Diamond, Joseph Wenzel and Sylvia Yeh will begin serving as portfolio managers for the Goldman Sachs Ultra Short Municipal Income ETF.

David Westbrook and Todd Henry will continue to serve as portfolio managers for the Funds. Andrew Lontai will continue to serve as a portfolio manager for the Goldman Sachs Ultra Short Municipal Income ETF.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Municipal Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Municipal Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President and David Westbrook, Vice President, have managed the Fund since March 2023; and Joseph Wenzel, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Ultra Short Municipal Income ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Ultra Short Municipal Income ETF’s Summary Prospectus:

Portfolio Managers: Andrew Lontai, Vice President; David Westbrook, Vice President; and Todd Henry, Vice President, have managed the Fund since July 2024; and Scott Diamond, Managing Director, Joseph Wenzel, Managing Director, and Sylvia Yeh, Managing Director, have managed the Fund since July 2025.

The rows relating to Mr. Diamond, Mr. Wenzel and Ms. Yeh in the table under the “Service Providers—Fund Managers” section of the Prospectus are replaced with the following:

Sylvia Yeh Managing Director

Portfolio Manager—

Goldman Sachs Dynamic California Municipal Income ETF

Goldman Sachs Dynamic New York Municipal Income ETF

Goldman Sachs Municipal Income ETF

Goldman Sachs Ultra Short Municipal Income ETF

	Since 2024 2024 2024 2025	Ms. Yeh joined the Investment Adviser in 2019. She is the Co-head of the Municipal Fixed Income business and head of Fixed Income Solutions for our Wealth Channel.
Scott Diamond Managing Director

Portfolio Manager—

Goldman Sachs Dynamic California Municipal Income ETF

Goldman Sachs Dynamic New York Municipal Income ETF

Goldman Sachs Municipal Income ETF

Goldman Sachs Ultra Short Municipal Income ETF

	Since 2024 2024 2024 2025	Mr. Diamond joined the Investment Adviser in 2002. He is the Co-head of the Municipal Fixed Income business.
Joseph Wenzel Managing Director

Portfolio Manager—

Goldman Sachs Access Municipal Bond ETF

Goldman Sachs Dynamic California Municipal Income ETF

Goldman Sachs Dynamic New York Municipal Income ETF

Goldman Sachs Municipal Income ETF

Goldman Sachs Ultra Short Municipal Income ETF

	Since 2025 2024 2024 2024 2025	Mr. Wenzel joined the Investment Adviser in 2002. He is a portfolio manager on the U.S. Municipals Team.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

MUNIINCETFPMSTK 08-25